Document and Entity Information	12 Months Ended
May 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 16, 2013
Registrant Name	T. Rowe Price Global Allocation Fund, Inc.
Central Index Key	0001571768
Amendment Flag	false
Document Creation Date	May 16, 2013
Document Effective Date	May 21, 2013
Prospectus Date	May 28, 2013